Borrowings (Details) - Schedule of bonds - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Bonds Abstract
Coupon Rate			8.50%
Effective interest rate			10.57%
Maturity date	Refer note below	Refer note below	Refer note below	September 2015
2021			$ 182,781,617
2020				$ 187,014,715